Offerings - Offering: 1	Mar. 25, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered	2,250,000,000
Proposed Maximum Offering Price per Unit	0.99746
Maximum Aggregate Offering Price	$ 2,244,285,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 343,600.03
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $2,250,000,000